Income Taxes (Schedule of Significant Components of Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)									$ 0	$ 10	$ 11
Current Foreign Tax Expense (Benefit)									(24)	29	39
Current State and Local Tax Expense (Benefit)									10	8	60
Current Income Tax Expense (Benefit)									(14)	47	110
Deferred Federal Income Tax Expense (Benefit)									(663)	0	(6)
Deferred Foreign Income Tax Expense (Benefit)									25	(5)	0
Deferred State and Local Income Tax Expense (Benefit)									(204)	0	(7)
Deferred Income Tax Expense (Benefit)									(842)	(5)	(13)
Income tax expense (benefit) from continuing operations	$ (887)	$ 46	$ (16)	$ 1	$ 14	$ 10	$ 8	$ 10	$ (856)	$ 42	$ 97